Item 1. Schedule of Investments


 T. Rowe Price GNMA Fund
 Unaudited                                             February 28, 2005
 PORTFOLIO OF INVESTMENTS (1)                          $ Par/Shares  Value
 (Amounts in 000s)

 U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 97.7% U.S. Government Obligations 97.7% Government National Mortgage Assn.
 5.00%, 3/15/18 - 10/20/33                             239,540       239,394

 5.50%, 7/15/14 - 1/15/35                              221,670       226,429

 6.00%, 11/15/08 - 1/20/35                             368,848       381,730

 6.50%, 12/15/14 - 10/20/34                            95,958        100,886

 6.73%, 5/15/40                                        19,327        21,005

 6.75%, 2/15/41                                        9,795         10,022

 7.00%, 3/15/13 - 2/15/34                              47,891        50,746

 7.50%, 3/15/07 - 9/15/32                              24,305        26,060

 8.00%, 3/15/14 - 3/15/30                              18,034        19,327

 8.50%, 12/15/05 - 2/20/23                             3,265         3,557

 9.00%, 5/15/09 - 9/15/24                              1,581         1,743

 9.25%, 8/15/16 - 12/15/19                             260           288

 9.50%, 6/15/09 - 12/15/24                             918           1,014

 9.75%, 8/15/16 - 2/15/21                              376           420

 10.00%, 2/15/16 - 3/15/26                             3,623         4,044

 10.25%, 9/20/16                                       21            23

 10.50%, 2/15/13 - 10/15/21                            365           409

 11.00%, 2/15/10 - 7/20/20                             295           331

 11.50%, 6/15/10 - 11/15/19                            640           724

 12.00%, 10/15/10 - 6/15/15                            699           798

 12.25%, 3/15/14 - 7/20/15                             55            63

 12.50%, 4/15/10 - 1/20/16                             339           388

 12.75%, 12/20/13 - 12/20/14                           61            69

 13.00%, 1/15/11 - 9/20/15                             255           292

 13.50%, 5/15/10 - 1/15/15                             170           194

 CMO
 2.212%, 10/16/17                                      3,677         3,466

 2.946%, 3/16/19                                       7,800         7,489

 5.00%, 8/16/28                                        4,347         4,359

 5.064%, 9/16/26                                       13,200        13,373

 5.50%, 2/20/30 - 5/20/31                              60,439        61,065

 6.00%, 5/20/29 ++                                     7,566         7,602

 6.50%, 10/20/27 - 3/20/31                             10,602        10,980

 CMO, IO, 6.50%, 8/20/30                               113           2

 CMO, Principal Only, 3/16/28                          927           847

 TBA
 4.50%, 1/1/34                                         31,900        30,993

 5.50%, 1/1/33 - 1/1/34                                63,389        64,335

 6.00%, 1/1/34                                         53,366        55,050

 6.50%, 1/1/34                                         5,400         5,668

 U.S. Department of Veteran Affairs
 CMO, VR, 9.59%, 3/15/25                               721           766

 Total U.S. Government & Agency Mortgage-Backed
Securities
 (Cost  $1,351,884)                                                  1,355,951

 Money Market Funds  15.6%
 T. Rowe Price Government Reserve Investment Fund,     215,784       215,784
2.52% #+
 Total Money Market Funds (Cost $215,784)                            215,784

 FUTURES CONTRACTS  0.0%
 Variation margin receivable (payable) on open futures
 contracts (2)                                                       256

 Total Futures Contracts                                             256

 Total Investments in Securities
 113.3% of Net Assets (Cost $1,567,668)
                                                       $             1,571,991

  (1)  Denominated in U.S. dollars unless otherwise noted
   #   Seven-day yield
  ++ All or a portion of this security is pledged to cover margin requirements on futures contracts at February 28, 2005.
  +    Affiliated company - See Note 4.
  CMO  Collateralized Mortgage Obligation
  IO Interest Only security for which the fund receives interest on notional principal (par)
  TBA  To Be Announced security was purchased on a forward commitment basis
  VR   Variable Rate;  rate shown is effective rate at period-end


 (2) Open Futures Contracts at February 2005 were as follows: 28,
 ($ 000s)
                                                        Contract     Unrealized
                                          Expiration    Value        Gain (Loss)

 Short, 630 U.S. Treasury five year
 contracts $600 par of 6.00% Government
 National  Mortgage Assn. pledged as
 initial margin                           6/05         $(67,774)     $ 228

 Net payments (receipts) of variation
 margin to date                                                         28

 Variation margin receivable (payable)
 on open futures contracts                                           $ 256



 The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price GNMA Fund
Unaudited February 28, 2005
 Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price GNMA Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks high current income consistent with maximum credit protection and moderate price fluctuation by investing exclusively in securities backed by the full faith and credit of the U.S. government and instruments linked to these securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions
Investment transactions are accounted for on the trade date. Unsettled variation margin on futures contracts is included in investments in securities.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.


NOTE 3 - FEDERAL INCOME TAXES

At February 28, 2005, the cost of investments for federal income tax purposes was $1,567,668,000. Net unrealized gain aggregated $4,295,000 at period-end, of which $16,240,000 related to appreciated investments and $11,945,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of February 28, 2005.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the nine months ended February 28, 2005, dividend income from the Reserve Funds totaled $1,766,000, and the value of shares of the Reserve Funds held at February 28, 2005 and May 31, 2004 was $215,784,000 and $100,524,000, respectively.



Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.



                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price GNMA Fund



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     April 22, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     April 22, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     April 22, 2005